Investments in Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity loss on investments	$ (738)	$ (3,326)
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested			$ 4,300
Ownership interest Percentage			49.00%
Equity loss on investments		$ 3,300